Silvio Conte (Joe)
Director
Corporate Actions Group

NYSE EURONEXT

CERTNYS

14025553

November 5, 2014

RECEIVED
NOV 05 2014
The Division of
Invest...ent Management

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Common shares of beneficial interest, par value $0.01 per share and MuniFund Term Preferred Shares, 2.00% Series 2015, par value $0.01 per share, $10.00 liquidation preference per share of Nuveen New Jersey Dividend Advantage Municipal Fund. under the Exchange Act of 1934.

Sincerely,

sconte@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5024
F +1 (212) 656-5893
www.nyx.com